CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 5,737	$ 4,286	$ 5,531
Adjustments to reconcile profit (loss)
Depreciation expense	871	747	638
Amortization expense	145	51	75
Expected credit losses	75	1,373	0
Interest income	(6,134)	(7,708)	(9,498)
Interest expense	16	18	15
Net gains on financial assets at fair value through profit or loss	(51)	0	0
Net (gains) losses on financial liabilities at fair value through profit or loss	(1,532)	227	(1,641)
Share-based payment transactions	1,410	2,774	3,210
Impairment loss on goodwill	1,965	0	0
Changes in operating assets and liabilities
Accounts receivable	480	(2,300)	759
Current contract assets	12	1,789	866
Other receivables	0	0	3
Inventories	0	15	12
Other current assets	444	1,514	662
Current contract liabilities	4,565	1,949	2,366
Other payables	1,074	1,362	1,050
Other payables – related parties	27	(2)	(12)
Current provisions	(849)	(449)	565
Other current liabilities	16	80	27
Net defined benefit liability, non-current	0	3	3
Cash inflow generated from operations	8,271	5,729	4,631
Interest received	6,122	7,699	9,464
Interest paid	(16)	(18)	(15)
Income tax paid	(1,072)	(407)	(502)
Net cash flows from operating activities	13,305	13,003	13,578
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss	(6,143)	(2,773)	0
Proceeds from disposal of financial assets at fair value through profit or loss	8,940	0	0
Acquisition of financial assets at amortized cost	(82,718)	(80,574)	(196,100)
Proceeds from disposal of financial assets at amortized cost	72,300	74,874	195,800
Acquisition of subsidiaries, net of cash acquired	(5,981)	0	0
Acquisition of property, plant and equipment	(425)	(392)	(289)
Proceeds from disposal of property, plant and equipment	3	0	0
Acquisition of intangible assets	0	(6)	(33)
Increase in guarantee deposits paid	(39)	(8)	(15)
Net cash flows used in investing activities	(14,063)	(8,879)	(637)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(562)	(525)	(435)
Payments to acquire treasury shares	0	0	(51,064)
Net cash flows used in financing activities	(562)	(525)	(51,499)
Effects of exchange rates changes on cash and cash equivalents	175	(349)	(187)
Net increase (decrease) in cash and cash equivalents	(1,145)	3,250	(38,745)
Cash and cash equivalents at beginning of year	127,121	123,871	162,616
Cash and cash equivalents at end of year	$ 125,976	$ 127,121	$ 123,871